UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22605

Capital Group Emerging Markets Total Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

Courtney R. Taylor

Capital Group Emerging Markets Total Opportunities Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Capital Group Emerging Markets Total Opportunities Fund

Schedule of Investments

January 31, 2015 (unaudited)

Equity securities	Shares	Value (000)
Asia-Pacific — 31.7%
China — 11.2%
Anhui Conch Cement Co., Ltd. (Hong Kong)	310,000	$1,041

Bank of China Ltd. (Hong Kong)	5,702,511	3,181

Baoxin Auto Group Ltd. (Hong Kong)	2,167,500	1,238

Beijing Enterprises Holdings Ltd. (Hong Kong)	303,500	2,318

Boer Power Holdings Ltd. (Hong Kong)	1,100,000	1,201

China Everbright International Ltd. (Hong Kong)	3,110,000	4,580

China High Speed Transmission Equipment Group Co., Ltd. (Hong Kong)[1]	1,682,000	1,184

China Mengniu Dairy Co. (Hong Kong)	81,653	372

China Modern Dairy Holdings Ltd. (Hong Kong)[1]	3,006,000	974

China Pacific Insurance (Group) Co., Ltd. (Hong Kong)	170,800	821

China Resources Land Ltd. (Hong Kong)	224,888	571

China Unicom Ltd. (Hong Kong)	1,426,000	2,138

CSR Corp. Ltd. (Hong Kong)	1,169,000	1,422

First Tractor Co. Ltd. (Hong Kong)	1,594,000	1,167

Haitian International Holdings Ltd. (Hong Kong)	1,235,000	2,391

Honghua Group Ltd. (Hong Kong)	2,820,000	347

Huaneng Power International, Inc. (Hong Kong)	1,364,000	1,915

Industrial and Commercial Bank of China Ltd. (Hong Kong)	1,237,000	887

Lenovo Group Ltd. (Hong Kong)	2,452,000	3,156

Minth Group Ltd. (Hong Kong)	2,604,000	5,413

Nine Dragons Paper (Holdings) Ltd. (Hong Kong)	1,210,000	886

Shanghai Pharmaceutical (Group) Co., Ltd. (Hong Kong)	688,900	1,487

Zhongsheng Group Holdings Ltd. (Hong Kong)	805,000	700

Zhuzhou CSR Times Electric Co., Ltd. (Hong Kong)	622,500	3,485

		42,875

Hong Kong — 4.0%
AIA Group Ltd.	380,200	2,200

Chow Sang Sang Holdings International Ltd.	1,520,000	4,003

Hilong Holding Ltd.	4,575,000	1,417

HKT Trust and HKT Ltd., units	3,601,840	4,708

Melco Crown Entertainment Ltd. (ADR)	12,600	302

MGM China Holdings Ltd.	459,200	1,113

Wynn Macau, Ltd.	543,200	1,495

		15,238

India — 5.4%
Bharti Airtel Ltd.	856,963	5,158

Emami Ltd.	4,182	62

Glenmark Pharmaceuticals Ltd.	34,382	398

ICICI Bank Ltd.	262,150	1,523

Infosys Ltd.	215,273	7,396

Larsen & Toubro Ltd.	7,812	214

Steel Authority of India Ltd.	1,199,209	1,492

Sun Pharmaceutical Industries Ltd.	27,102	401

Tech Mahindra Ltd.	45,683	2,114

Thermax Ltd.	111,754	2,066

		20,824

Malaysia — 1.7%
Bumi Armada Bhd.	5,231,100	1,748

CIMB Group Holdings Bhd.	570,229	864

Genting Bhd.	679,700	1,653
Genting Bhd, warrants, expires 12/18/18[1]	228,825	167

	Shares	Value (000)
Asia-Pacific (continued)
Malaysia (continued)
IJM Corp. Bhd.	1,138,300	$2,165

		6,597

Philippines — 0.5%
Ayala Land, Inc.	2,437,500	1,979

Singapore — 0.9%
KrisEnergy Ltd.[1]	896,000	410

Mapletree Greater China Commercial Trust	3,183,000	2,398

Singapore Telecommunications Ltd.	187,000	563

		3,371

South Korea — 2.6%
Daum Kakao Corp.	2,191	304

Hyundai Mobis Co., Ltd.	9,003	2,030

Hyundai Motor Co.	20,821	3,199

Orion Corp.	1,680	1,607

Samsung Electronics Co., Ltd.	1,868	2,309

SK Telecom Co., Ltd.	1,615	423

		9,872

Taiwan — 4.7%
AirTAC International Group	269,290	2,337

ASUSTeK Computer Inc.	32,820	344

CTCI Corp.	819,000	1,296

Delta Electronics, Inc.	672,000	4,107

Taiwan Cement Corp.	1,598,000	2,151

Taiwan Semiconductor Manufacturing Co., Ltd.	1,648,000	7,318

Yungtay Engineering Co., Ltd.	188,000	436

		17,989

Thailand — 0.7%
Bangkok Bank PCL, nonvoting depository receipt	415,900	2,418

Glow Energy PCL	143,700	399

		2,817

Latin America — 3.8%
Argentina — 0.4%
YPF Sociedad Anónima, Class D (ADR)	65,300	1,531

Brazil — 1.0%
Gerdau SA (ADR)	56,900	196

Hypermarcas SA, ordinary nominative[1]	182,600	1,241

TIM Participacoes SA, ordinary nominative	72,300	319

Usinas Siderúrgicas de Minas Gerais SA – Usiminas, Class A, preferred nominative[1]	152,200	190

Vale SA, Class A, preferred nominative (ADR)	92,900	582
Vale SA, ordinary nominative	132,000	915
Vale SA, ordinary nominative (ADR)	43,600	307

		3,750

Chile — 0.7%
Enersis SA (ADR)	82,600	1,260

Inversiones La Construccion SA	119,045	1,388

		2,648

Mexico — 1.7%
CEMEX, SAB de CV, ordinary participation certificates, units (ADR)[1]	377,651	3,357

Fibra Uno Administracion, SA de CV	150,700	455

Grupo Comercial Chedraui, SAB de CV, Class B1	87,100	241

Grupo Sanborns, SAB de CV, Series B1	551,600	839

Equity securities (continued)	Shares	Value (000)
Latin America (continued)
Mexico (continued)
Impulsora del Desarrollo y el Empleo en América Latina, SA de CV, Series B1[1]	673,100	$1,698

		6,590

Eastern Europe and Middle East — 2.4%
Greece — 0.7%
Eurobank Ergasias SA1	4,900,000	603

Jumbo SA	54,898	521

Titan Cement Co. SA	77,313	1,720

		2,844

Oman — 0.3%
bankmuscat SAOG	706,576	1,108

Russia — 0.8%
Globaltrans Investment PLC (GDR)	37,548	168

OJSC Alrosa	2,706,729	3,080

		3,248

United Arab Emirates — 0.6%
DP World Ltd.	109,452	2,151

Africa — 0.1%
South Africa — 0.1%
Discovery Ltd.	26,000	256

Other Markets — 7.6%
Australia — 0.7%
Oil Search Ltd.	423,206	2,580

Austria — 0.3%
Vienna Insurance Group AG	25,079	1,064

Canada — 0.8%
Centerra Gold Inc.	132,000	791

First Quantum Minerals Ltd.	231,100	2,108

		2,899

France — 0.1%
Casino, Guichard-Perrachon SA	6,154	559

Italy — 0.3%
Tenaris SA (ADR)	43,643	1,233

Netherlands — 1.2%
Fugro NV, depository receipts	49,199	1,080

Unilever NV, depository receipts	78,310	3,404

		4,484

Norway — 0.5%
BW LPG Ltd.	300,318	1,857

United Kingdom — 1.5%
Glencore PLC[1]	56,200	210

Global Ports Investments PLC (GDR)	111,647	375

Imperial Tobacco Group PLC	12,646	594

Ophir Energy PLC[1]	44,883	92

SABMiller PLC	62,100	3,383

Unilever PLC	28,600	1,260

		5,914

United States of America — 2.2%
AES Corp.	297,500	3,635

Arcos Dorados Holdings, Inc., Class A	250,900	1,392

Cobalt International Energy, Inc.[1]	248,900	2,270

	Shares	Value (000)
Other Markets (continued)
United States of America (continued)
Ensco PLC, Class A	47,700	$1,338

		8,635

Miscellaneous — 4.9%
Other equity securities in initial period of acquisition		18,814

Total equity securities (cost: $193,853,000)		193,727

Bonds & notes	Principal amount (000)
Latin America — 14.9%
Argentina — 1.5%
Argentina (Republic of):
7.00% April 17, 2017	$5,835	5,521
8.75% May 7, 2024[2]	200	195

		5,716

Brazil — 3.5%
Banco Votorantim SA 6.25% May 16, 2016[3]	BRL 1,000	438
Brazil (Federal Republic of) Global:
7.875% March 7, 2015	$95	96
4.875% January 22, 2021	1,200	1,275
Brazil Notas do Tesouro Nacional:
Series B, 6.00% August 15, 2018 - August 15, 2050[3]	BRL 4	7,192
Series F, 10.00% January 1, 2025	5	1,534
Cosan Luxembourg, SA 9.50% March 14, 2018	500	159
Odebrecht Drilling Norbe VIII/IX Ltd. 6.35% June 30, 2021[2]	$140	112
Odebrecht Offshore Drilling Finance Ltd. 6.75% October 1, 2022[2,4]	655	466
Petrobras Global Finance Co.:
3.00% January 15, 2019	630	540
7.875% March 15, 2019	345	344
6.25% March 17, 2024	1,050	951
Petrobras International Finance Co. 2.875% February 6, 2015	235	235

		13,342

Chile — 0.6%
Chilean Government:
3.00% March 1, 2018 - March 1, 2023[3]	CLP 49,000	2,055
Emgesa SA ESP 8.75% January 25, 2021	COP 598,000	265

		2,320

Colombia — 1.5%
Colombia (Republic of):
Series B, 5.00% November 21, 2018	7,830,000	3,218
Series B, 10.00% July 24, 2024	1,990,000	1,013
Series B, 6.00% April 28, 2028	3,950,000	1,483
Financiera de Desarrollo Territorial 7.875% August 12, 2024	318,000	133

		5,847

Dominican Republic — 0.5%
Dominican Republic:
5.50% January 27, 2025[4]	$1,573	1,609
7.45% April 30, 2044	175	193

		1,802

Mexico — 6.6%
América Móvil, SAB de CV:
3.625% March 30, 2015	162	163
2.375% September 8, 2016	300	306
BBVA Bancomer SA 6.50% March 10, 2021	295	329
Elementia SA 5.50% January 15, 2025[4]	200	192
Petroleos Mexicanos:
3.50% July 23, 2020[4]	3,070	3,089
4.50% January 23, 2026[4]	1,655	1,657
Red de Carreteras de Occidente 9.00% June 10, 2028[2]	MXN 15,500	1,014

Bonds & notes (continued)	Principal amount (000)	Value (000)
Mexico (continued)
United Mexican States Government:
4.00% June 13, 2019[3]	MXN 106	$774
Series M, 8.00% June 11, 2020	25	193
Series M20, 10.00% December 5, 2024	474	4,315
4.50% December 4, 2025[3]	742	5,936
4.00% November 15, 2040[3]	623	4,888
United Mexican States Government Global:
Series A, 6.05% January 11, 2040	$566	724
5.55% January 21, 2045	390	475
4.60% January 23, 2046	389	418
Urbi Desarrollos Urbanos SA de CV:
8.50% April 19, 2016[5]	1,425	171
8.50% April 19, 2016[4,5]	560	67
9.50% January 21, 2020[5]	2,400	288
9.50% January 21, 2020[4,5]	230	27
9.75% February 3, 2022[5]	990	119
9.75% February 3, 2022[4,5]	1,655	199

		25,344

Panama — 0.2%
ENA Norte Trust:
4.95% April 25, 2028[2]	323	329
4.95% April 25, 2028[2,4]	224	229

		558

Peru — 0.4%
Banco de Credito del Peru 6.875% September 16, 2026	950	1,058
Peru (Republic of) 8.375% May 3, 2016	374	409

		1,467

Uruguay — 0.1%
Uruguay (Republic of) 4.375% December 15, 2028[2,3]	UYU 13,076	550

Venezuela — 0.0%
Venezuela (Republic of) 9.25% September 15, 2027	$165	62

Asia-Pacific — 9.9%
Hong Kong — 0.3%
Wynn Macau, Ltd. 5.25% October 15, 2021[4]	1,300	1,272

India — 5.5%
Blue Dart Express Ltd.:
Series 1, 9.30% November 20, 2017	INR 1,437	23
Series 2, 9.40% November 20, 2018	821	14
Series 3, 9.50% November 20, 2019	616	10
India Government Bond 9.15% November 14, 2024	180,000	3,194
India (Republic of):
7.28% June 3, 2019	310,000	4,960
8.83% November 25, 2023	630,000	10,858
8.60% June 2, 2028	70,000	1,219
9.20% September 30, 2030	50,000	923

		21,201

Indonesia — 3.0%
Indonesia (Republic of):
7.25% April 20, 2015	$270	274
5.875% March 13, 2020	320	362
3.75% April 25, 2022	500	507
Series FR70, 8.375% March 15, 2024	IDR 25,000,000	2,148
4.125% January 15, 2025[4]	$1,900	1,962
Series FR71, 9.00% March 15, 2029	IDR 11,000,000	1,007
Series FR68, 8.375% March 15, 2034	58,810,000	5,100

		11,360

Malaysia — 0.7%
Malaysian Government:
Series 0310, 4.498% April 15, 2030	MYR 8,700	2,501

	Principal amount (000)	Value (000)
Malaysia (continued)
Series 0413, 3.844% April 15, 2033	MYR 475	$124

		2,625

Philippines — 0.3%
Philippines (Republic of):
4.95% January 15, 2021	PHP 10,000	243
3.90% November 26, 2022	20,000	465
6.25% January 14, 2036	20,000	530

		1,238

South Korea — 0.1%
Export-Import Bank of Korea 1.093% September 17, 2016[6]	$270	271

Eastern Europe and Middle East — 6.5%
Croatia — 0.1%
Croatian Government 5.50% April 4, 2023[4]	575	610

Greece — 1.9%
Greek Government:
2.00% February 24, 2023 - February 24, 2042	EUR 12,600	7,131

Hungary — 1.3%
Hungarian Government:
4.125% February 19, 2018	$180	189
4.00% March 25, 2019	400	421
6.25% January 29, 2020	405	467
5.75% November 22, 2023	2,970	3,459
5.375% March 25, 2024	144	164
Series 25B, 5.50% June 24, 2025	HUF 34,000	154

		4,854

Oman — 0.0%
bankmuscat SAOG 4.50% convertible March 20, 2017	OMR 139	36

Russia — 0.0%
Brunswick Rail Finance Ltd. 6.50% November 1, 2017[4]	$300	140

Slovenia — 1.0%
Slovenia (Republic of):
4.125% February 18, 2019	1,820	1,937
5.50% October 26, 2022	1,795	2,080

		4,017

Turkey — 2.1%
Turkey (Republic of):
9.00% January 27, 2016 - July 24, 2024	TRY 11,600	5,366
7.10% March 8, 2023	6,530	2,668

		8,034

United Arab Emirates — 0.1%
Abu Dhabi National Energy Co. PJSC (TAQA) 4.125% March 13, 2017	$300	316

Africa — 4.0%
Ethiopia — 0.5%
Ethiopia (Republic of) 6.625% December 11, 2024[4]	1,910	1,908

Ghana — 0.8%
Ghana Government Bond:
16.90% March 7, 2016	GHS 590	166
26.00% June 5, 2017	165	54
23.00% August 21, 2017	145	45
Ghana (Republic of):
7.875% August 7, 2023	$610	537
7.875% August 7, 2023[4]	200	176

Bonds & notes (continued)	Principal amount (000)	Value (000)
Ghana (continued)
8.125% January 18, 2026[2,4]	$2,505	$2,173

		3,151

Kenya — 1.0%
Kenya (Republic of):
5.875% June 24, 2019	650	651
6.875% June 24, 2024[4]	2,870	3,021

		3,672

South Africa — 1.4%
South Africa (Republic of):
Series R-2023, 7.75% February 28, 2023	ZAR 48,280	4,375
Series R-186, 10.50% December 21, 2026	1,800	197
Series R-209, 6.25% March 31, 2036	3,917	286
Series R-214, 6.50% February 28, 2041	6,200	458

		5,316

Zambia — 0.3%
Zambia (Republic of) 5.375% September 20, 2022	$1,400	1,260

Other Markets — 3.4%
Jamaica — 0.6%
Digicel Group Ltd.:
8.25% September 30, 2020	600	587
8.25% September 30, 2020[4]	825	807
6.00% April 15, 2021	1,000	940

		2,334

Sweden — 0.3%
Millicom International Cellular SA:
6.625% October 15, 2021	550	565
6.625% October 15, 2021[4]	500	514

		1,079

Switzerland — 0.4%
Dufry AG, convertible 2.00% June 18, 2015	CHF 1,400	1,362

United States of America — 2.1%
Arcos Dorados Holdings, Inc. 10.25% July 13, 2016[4]	BRL 2,600	909
Trilogy International Partners, LLC 10.25% August 15, 2016[4]	$1,000	1,004
U.S. Treasury 1.625% December 31, 2019	6,075	6,208

		8,121

Total bonds & notes (cost: $159,554,000)		148,316

Short-term securities
Commercial Paper — 9.8%
Emerson Electric Co. 0.09% due 2/2/15[4]	8,000	8,000
General Electric Co. 0.06% due 2/2/15	7,500	7,500
Estee Lauder Cos., Inc. 0.12% due 2/10/15[4]	5,000	4,999
National Rural Utilities Cooperative Finance Corp. 0.14% due 2/4/15	6,100	6,100
Old Line Funding LLC 0.15% due 2/13/15[4]	5,800	5,800
Sumitomo Mitsui Banking Corp. 0.16% due 2/2/15[4]	5,300	5,300
Total short-term securities (cost: $37,699,000)		37,699

Total investment securities (cost: $391,106,000)		379,742
Other assets less liabilities (including forward currency contracts)		3,748
Net assets		$383,490

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

The fund has entered into over-the-counter (“OTC”) forward currency contracts as shown in the following table. The average notional amount of open OTC forward currency contracts was $80,398,000 over the prior 12-month period.

			Notional amount
	Settlement date	Counterparty	Receive (000)	Deliver (000)	Unrealized appreciation/ (depreciation) at 1/31/15 (000)
Sales:
Australian dollar	2/13/2015	Credit Suisse First Boston	$ 408	AUD501	$ 18
Brazilian real	2/9/2015	Citibank N.A.	4,534	BRL12,373	(68)
Brazilian real	2/9/2015	UBS AG	3,724	BRL10,157	(54)
Brazilian real	2/18/2015	UBS AG	283	BRL762	– 7
British pound	2/10/2015	Bank of New York Mellon	1,310	GBP868	3
British pound	2/13/2015	Bank of America	1,428	GBP943	9
British pound	2/13/2015	Credit Suisse First Boston	2,334	GBP1,539	16
British pound	2/13/2015	JPMorgan Chase	1,502	GBP991	9
British pound	2/13/2015	UBS AG	261	GBP172	2
Chilean peso	2/9/2015	UBS AG	579	CLP357,494	14
Colombian peso	2/9/2015	Citibank N.A.	367	COP893,032	1
Colombian peso	2/17/2015	UBS AG	530	COP1,296,228	(1)
Euro	2/6-2/12/2015	Bank of America	5,553	EUR4,692	250
Euro	2/11/2015	Credit Suisse First Boston	3,324	EUR2,809	150
Euro	2/11/2015	JPMorgan Chase	3,186	EUR2,692	143
Euro	2/19/2015	UBS AG	2,296	EUR1,995	42
Hungarian forint	2/13/2015	UBS AG	75	HUF20,353	1
Indonesian rupiah	2/17/2015	Citibank N.A.	233	IDR2,943,394	1
Malaysian ringgit	2/9/2015	Bank of America	1,329	MYR4,772	15
Malaysian ringgit	2/13/2015	JPMorgan Chase	922	MYR3,328	5
Mexican peso	2/10/2015	Bank of New York Mellon	1,129	MXN16,802	8
Mexican peso	2/13/2015	Citibank N.A.	1,372	MXN20,015	38
Mexican peso	2/19/2015	JPMorgan Chase	1,469	MXN21,500	36
Philippine peso	2/13/2015	Citibank N.A.	94	PHP4,216	(1)
Singapore dollar	2/13/2015	Bank of America	1,149	SGD1,534	16
Singapore dollar	2/13/2015	UBS AG	820	SGD1,095	11
Singapore dollar	3/4/2015	Citibank N.A.	778	SGD1,054	(1)
South African rand	2/5/2015	JPMorgan Chase	85	ZAR996	(1)
South African rand	2/6/2015	UBS AG	607	ZAR7,136	(5)
South Korean won	2/9/2015	Citibank N.A.	6,151	KRW6,791,100	(57)
South Korean won	2/9/2015	UBS AG	461	KRW512,183	(8)
South Korean won	2/17/2015	Citibank N.A.	1,447	KRW1,563,498	18
Taiwanese dollar	2/9/2015	Citibank N.A.	1,377	TWD44,078	(21)
Taiwanese dollar	2/9/2015	JPMorgan Chase	481	TWD15,397	(8)
Taiwanese dollar	2/17/2015	Bank of America	2,862	TWD90,527	(11)
					$ 570

[1]	Security did not produce income during the last 12 months.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Index-linked bond whose principal amount moves with a government retail price index.
[4]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933 (not including purchases of securities that were publicly offered in the primary local market but were not registered under U.S. securities laws). May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $46,130,000, which represented 12.03% of the net assets of the fund.
[5]	Scheduled interest and/or principal payment was not received.
[6]	Coupon rate may change periodically.
[7]	Amount less than one thousand.

Valuation disclosures

Capital Guardian Trust Company (“CGTC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure —The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board of trustees and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of January 31, 2015 (dollars in thousands):

	Investment securities
	Level 1[1]	Level 2[1,2]	Level 3	Total
Assets:
Equity securities:
Asia-Pacific	$ 302	$ 121,260	$ –	$ 121,562
Other markets	27,286	26,065	–	53,351
Miscellaneous	3,162	15,652	–	18,814
Bonds & notes:
Latin America	–	57,008	–	57,008
Asia-Pacific	–	37,967	–	37,967
Eastern Europe and Middle East	–	25,138	–	25,138
Other markets	–	28,203	–	28,203
Short-term securities	–	37,699	–	37,699
Total	$ 30,750	$ 348,992	$ –	$ 379,742

	Other investments[3]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on forward currency contracts	$ –	$ 806	$ –	$ 806
Liabilities:
Unrealized depreciation on forward currency contracts	–	(236)	–	(236)
Total	$ –	$ 570	$ –	$ 570

[1]	Securities with a value of $150,268,000, which represented 39.18% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
[2]	Level 2 includes investment securities with an aggregate value of $162,977,000, which represented 42.50% of the net assets of the fund that were fair valued under guidelines adopted by authority of the fund’s board of trustees.
[3]	Forward currency contracts are not included in the investment portfolio.

Federal income tax information

(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 30,861 xxx
Gross unrealized depreciation on investment securities	(43,171)
Net unrealized depreciation on investment securities	(12,310)
Cost of investment securities for federal income tax purposes	392,052

Key to abbreviations

Securities:
ADR	—	American Depositary Receipts
GDR	—	Global Depositary Receipts

Currency:
BRL	—	Brazilian real
CHF	—	Swiss franc
CLP	—	Chilean peso
COP	—	Colombian peso
EUR	—	Euro
GHS	—	Ghanaian cedi
HUF	—	Hungarian forint
IDR	—	Indonesian rupiah
INR	—	Indian rupee
MXN	—	Mexican peso
MYR	—	Malaysian ringgit
OMR	—	Omani rial
PHP	—	Philippine peso
TRY	—	Turkish lira
UYU	—	Uruguayan peso
ZAR	—	South African rand

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of Capital Group Emerging Markets Total Opportunities Fund. This and other important information is contained in the prospectus, which can be obtained from Capital or your relationship manager and should be read carefully before investing.

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in our internal control over financial reporting during the quarter ended January 31, 2015, which were identified in connection with management's evaluation required by paragraph (d) of Rule 13a-15 and 15d-15 under the Exchange Act, that have materially affected, or are reasonably likely to materially affect, our internal control over financial reporting, other than as provided below.

Effective November 10, 2014, the Capital Group Emerging Markets Total Opportunities Fund’s investment adviser implemented a new accounting system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the Capital Group Emerging Markets Total Opportunities Fund’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL GROUP EMERGING MARKETS TOTAL OPPORTUNITIES FUND

By /s/ John S. Armour
John S. Armour, President and Principal Executive Officer

Date: March 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John S. Armour
John S. Armour, President and Principal Executive Officer

Date: March 31, 2015

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: March 31, 2015